Equipment Loans	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Equipment Loans

5. EQUIPMENT LOANS

The Company’s equipment loans consist of the following:

	September 30, 2020	December 31, 2019

Various notes payable to banks and financial institutions with interest rates varying from 5.08% to 14.41%, collateralized by equipment with monthly payments ranging from $428 to $10,340 through 2025:	$3,191,600	$3,476,800
Book value of collateralized equipment:	$3,778,600	$4,539,900

Future equipment loan maturities are as follows:

For the years ending September 30:

2021	$863,600
2022	911,800
2023	774,500
2024	568,200
2025	73,500

$3,191,600

7. EQUIPMENT LOANS

Consists of the following:

		(As Restated)
	12/31/2019	12/31/2018
Various notes payable to banks and financial institutions with interest rates varying from 3.58% to 14.41%, collateralized by equipment with monthly payments ranging from $1,100 to $9,200 through 2023:	$3,476,800	$997,400
Book value of collateralized equipment:	$4,539,900	$2,390,000

Future equipment loan maturities are as follows:

For the years ended December 31:

2020	$773,700
2021	815,500
2022	835,800
2023	644,800
2024	407,000

$3,476,800